Average Annual Total Returns - PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund	PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund 1 Year	PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund 5 Years	PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund 10 Years	PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Return After Taxes on Distributions 1 Year		PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Return After Taxes on Distributions 5 Years		PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Return After Taxes on Distributions 10 Years		PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares 1 Year		PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares 5 Years		PIMCO 1-5 Year US TIPS Index Exchange-Traded Fund Return After Taxes on Distributions and Sales of Fund Shares 10 Years		ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (reflects no deductions for fees, expenses or taxes) 1 Year	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (reflects no deductions for fees, expenses or taxes) 5 Years	ICE BofA 1-5 Year U.S. Inflation-Linked Treasury Index (reflects no deductions for fees, expenses or taxes) 10 Years
Total	5.42%	2.80%	1.70%	4.60%	[1]	2.10%	[1]	1.15%	[1]	3.19%	[1]	1.84%	[1]	1.08%	[1]	5.68%	3.00%	1.92%

[1]	After-tax returns are calculated using the highest historical individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown, and the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. In some cases the return after taxes may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.